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AXA Equitable Life Insurance Company

Supplement dated November 15, 2016 to the American Dental Association Members Retirement Program

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes:

Name and/or Sub-Adviser Changes to EQ Advisors Trust Portfolios ("Portfolios")

On or about December 9, 2016, subject to regulatory approval, all references in the Prospectus to the names and/or sub-advisers of the Portfolios will be changed as described in the table below. Accordingly, all references to the corresponding Portfolios are also changed*:

------------------------------------------------------------------------------------------------------------------
 Current Portfolio
 Name                New Portfolio Name              Replaced Sub-Adviser           New Sub-Adviser(s)
------------------------------------------------------------------------------------------------------------------
AXA Large Cap        No Change                       Wells Capital Management, Inc. HS Management Partners, LLC
  Growth Managed
  Volatility
  Portfolio
                                                                                    Polen Capital Management, LLC
------------------------------------------------------------------------------------------------------------------
EQ/Morgan Stanley    AXA/Janus Enterprise Portfolio  Morgan Stanley Investment      Janus Capital Management LLC
  Mid Cap Growth                                     Management Inc.
  Portfolio
------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo       AXA/ClearBridge Large Cap       Wells Capital Management, Inc. ClearBridge Investments, LLC
  Omega Growth       Growth Portfolio
  Portfolio
------------------------------------------------------------------------------------------------------------------

AXA Equitable Funds Management Group, LLC will continue to be the Investment Manager of the Portfolios. Also, please see "The Portfolios of the Trusts" in your Prospectus for more information.
*  The name changes will occur on AXA Equitable's system on or about
   December 9, 2016.



   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

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